Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other receivables
	June 30, 2025	December 31, 2024
	€ in thousands
Current Assets - Trade and Revenue receivables:
Trade receivable	1,324	980
Income receivable	3,331	4,413
	4,655	5,393
Current Assets - Other receivables:
Government authorities	5,307	5,886
Interest receivable	65	193
Advance tax payment	165	74
Inventory	507	909
Insurance receivable *	4,069	5,602
Compensation receivable **	1,463	-
Prepaid expenses	1,924	1,141
Other	1,566	1,536
	15,066	15,341
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans	13,171	12,186
Annual rent deposits	1,273	688
Loans to others	516	537
	14,960	13,411

*	Mainly comprised of compensation in connection with a fire event (See Note 6D to the annual financial statements).

**	Consists mainly of agreed compensation expected to be received from the EPC contractor of two of the Company’s US facilities for loss of income due to delays in construction.